CONVERTIBLE LOANS (Details)	1 Months Ended
	Oct. 31, 2017 CNY (¥) EquityInstruments shares	May 31, 2016 USD ($) item $ / shares shares	May 31, 2016 CNY (¥) shares
Pre-IPO Series C convertible redeemable preferred shares
Debt obligations
Conversion price per share | $ / shares		$ 2.5105
Convertible Loans
Debt obligations
Principal amount		$ 100,000,000	¥ 654,680,000
Number of investors | item		4
Interest rate (as a percent)		12.00%	12.00%
Term of the loan		2 years
Issuance costs | ¥			¥ 11,300,000
Convertible Loans A
Debt obligations
Principal amount		$ 15,000,000	98,202,000
Convertible Loans A | Pre-IPO Series C-2 convertible redeemable preferred shares
Debt obligations
Debt instrument conversion into equity | EquityInstruments	5,974,905
Convertible Loans B
Debt obligations
Principal amount		$ 85,000,000	¥ 556,478,000
Convertible Loans B | Pre-IPO Series C convertible redeemable preferred shares
Debt obligations
Number of investors | item		2
Number of preferred shares issued to each investor		1
Consideration received for issued of preferred shares | $		$ 0
Temporary stock, shares issued (in shares)		2	2
Convertible Loans B | Pre-IPO Series C-1 convertible redeemable preferred shares
Debt obligations
Principal amount | ¥	¥ 556,478,000
Temporary stock, shares issued (in shares)	2
Debt instrument conversion into equity | EquityInstruments	33,857,797